Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Land	$ 138,404		$ 138,404		$ 127,699
Buildings	172,478		172,146		140,532
Tenant improvements	14,911		14,483		11,083
Real estate investments at cost, gross	325,793		325,033		279,314
Less accumulated depreciation and amortization	(35,194)		(33,865)		(28,620)
Real estate investments at cost, net	290,599		291,168		250,694
Acquired lease intangibles, net	9,534		10,139		5,975
Investments in Advised Funds	8,302		8,322		8,036
Net real estate investments	308,435		309,629		264,705
Cash and cash equivalents	946		1,050		655
Cash on deposit with qualified intermediary					9,370
Tenant and accounts receivable, net	4,025		4,340		5,264
Accounts receivable - related party, net	837		645		521
Notes receivable, net	3,386		3,412		3,375
Notes receivable - related party, net	7,292		6,513		4,860
Deferred costs, net	3,036		2,887		2,869
Other assets	1,921		2,134		2,229
TOTAL ASSETS	329,878		330,610		293,848
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	204,105		201,658		161,848
Accounts payable and other liabilities	5,875		8,007		7,448
Acquired below-market lease intangibles, net	1,943		2,021		1,485
TOTAL LIABILITIES	211,923		211,686		170,781
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, none issued
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 11,654,004; 11,598,959 and 11,559,067 shares issued and 11,654,004; 11,598,959 and 11,556,958 outstanding as of March 31, 2012, December 31, 2011 and December 31, 2010, respectively	117	[1]	116	[1]	116	[1]
Capital in excess of par value	192,112	[1]	192,005	[1]	191,485	[1]
Accumulated distributions in excess of earnings	(74,274)		(73,197)		(68,160)
Accumulated other comprehensive loss					(346)
Cost of treasury stock, 0 and 4,217 shares as of December 31, 2011 and December 31, 2010, respectively					(28)
TOTAL STOCKHOLDERS' EQUITY	117,955		118,924		123,067
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 329,878		$ 330,610		$ 293,848

[1]	Amounts have been recast to reflect the one-for-two reverse stock split of our Class A common stock as contemplated within the accompanying prospectus.